Note 10 - Grants and Collaboration Revenue	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Government Grants and Contracts [Text Block]
10.	Grants and Collaboration Revenue

We receive payments from government entities under our grants from the National Institute of Allergy and Infectious Diseases (NIAID) and from the U.S. Department of Defense in support of our vaccine research and development efforts. We record revenue associated with government grants as the reimbursable costs are incurred. During
2021
and
2020,
we recorded
$385,501
and
$1,438,465,
respectively, of revenue associated with these grants. As of
December 31, 2021,
there is an aggregate of
$81,526
in remaining grant funds available for use during
2022.
During
2020,
we recorded
$385,193
of revenues associated with a research collaboration agreement.